FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2025
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Abstract]
FINANCIAL INSTRUMENTS	38. FINANCIAL INSTRUMENTS
a) Fair value measurement and hierarchy
(i) Fair value measurement
The fair value of financial instruments is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date in the principal, or in its absence, the most advantageous market to which Santander UK has access at that date. The fair value of a liability reflects its non-performance risk.
Financial instruments valued using observable market prices
If a quoted market price in an active market is available for an instrument, the fair value is calculated as the current exit price multiplied by the number of units of the instrument held.
Financial instruments valued using a valuation technique
In the absence of a quoted market price in an active market, management uses internal models to make its best estimate of the price that the market would set for that financial instrument. In order to make these estimations, various techniques are employed, including extrapolation from observable market data and observation of similar financial instruments with similar characteristics. Wherever possible, valuation parameters for each product are based on prices directly observable in active markets or that can be derived from directly observable market prices. Chosen valuation techniques incorporate all the factors that market participants would take into account in pricing transactions.
Santander UK manages certain groups of financial assets and liabilities on the basis of its net exposure to either market risks or credit risk. As a result, it has elected to use the exception under IFRS 13 which permits the fair value measurement of a group of financial assets and financial liabilities on the basis of the price that would be received to sell a net long position for a particular risk exposure or paid to transfer a net short position for a particular risk exposure in an orderly transaction between market participants at the measurement date under current market conditions.
(ii) Fair value hierarchy
Santander UK applies the following fair value hierarchy that prioritises the inputs to valuation techniques used in measuring fair value. The hierarchy establishes three categories for valuing financial instruments, giving the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities and the lowest priority to unobservable inputs. The three categories are: quoted prices in active markets (Level 1), internal models based on observable market data
(Level 2) and internal models based on other than observable market data (Level 3). If the inputs used to measure an asset or a liability fall to different levels within the hierarchy, the classification of the entire asset or liability will be based on the lowest level input that is significant to the overall fair value measurement of the asset or liability.
Santander UK categorises assets and liabilities measured at fair value within the fair value hierarchy based on the inputs to the valuation techniques as follows:
Level 1Unadjusted quoted prices for identical assets or liabilities in an active market that Santander UK can access at the measurement date. Active markets are assessed by reference to average daily trading volumes in absolute terms and, where applicable, by reference to market capitalisation for the instrument.
Level 2Quoted prices in inactive markets, quoted prices for similar assets or liabilities, recent market transactions, inputs other than quoted market prices for the asset or liability that are observable either directly or indirectly for substantially the full term, and inputs to valuation techniques that are derived principally from or corroborated by observable market data through correlation or other statistical means for substantially the full term of the asset or liability.
Level 3Significant inputs to the pricing or valuation techniques are unobservable. These unobservable inputs reflect the assumptions that market participants would use when pricing assets or liabilities and are considered significant to the overall valuation.
Changes in the observability of significant valuation inputs during the reporting period may result in a transfer of assets and liabilities within the fair value hierarchy.
The Santander UK group recognises transfers between levels of the fair value hierarchy when there is a significant change in either its principal market or the level of observability of the inputs to the valuation techniques at the end of the reporting period.
b) Valuation techniques
The main valuation techniques employed in internal models to measure the fair value of the financial instruments at 31 December 2025 and 2024 are set out below. In substantially all cases, the principal inputs into these models are derived from observable market data. Santander UK did not make any material changes to the valuation techniques and internal models it used in 2025, 2024 and 2023.
A.In the valuation of financial instruments requiring static hedging (for example interest rate, currency derivatives and property derivatives) and in the valuation of loans and advances and deposits, the ‘present value’ method is used. Expected future cash flows are discounted using the interest rate curves of the applicable currencies or forward house price index levels, as well as credit spreads. The interest rate curves are generally observable market data and reference yield curves derived from quoted interest rates in appropriate time bandings, which match the timings of the cash flows and maturities of the instruments.
B.In the valuation of equity financial instruments requiring dynamic hedging (principally equity securities, options and other structured instruments), proprietary local volatility and stochastic volatility models are used. These types of models are widely accepted in the financial services industry. Observable market inputs used in these models include the bid-offer spread, foreign currency exchange rates, volatility and correlation between indices. In limited circumstances, other inputs may be used in these models that are based on unobservable market data, such as the Halifax’s UK HPI volatility, HPI forward growth, HPI spot rate, mortality, and mean reversion.
C.In the valuation of financial instruments exposed to interest rate risk that require either static or dynamic hedging (such as interest rate swaps, caps and floors), the present value method (swaps), and Black’s model (caps/floors) are used. These types of models are widely accepted in the financial services industry. The significant inputs used in these models are observable market data, including appropriate interest rate curves, volatilities, correlations and exchange rates. In limited circumstances, other inputs may be used in these models that are based on unobservable market data, such as HPI volatility, HPI forward growth, HPI spot rate and mortality.
D.In the valuation of linear instruments such as credit risk and fixed-income derivatives, credit risk is measured using dynamic models similar to those used in the measurement of interest rate risk. In the case of non-linear instruments, if the portfolio is exposed to credit risk such as credit derivatives, the probability of default is determined using the credit default spread market. The main inputs used to determine the underlying cost of credit of credit derivatives are quoted credit risk premiums and the correlation between the quoted credit derivatives of various issuers.
The fair values of the financial instruments arising from Santander UK’s internal models take into account, among other things, contract terms and observable market data, which include such factors as bid-offer spread, interest rates, credit risk, exchange rates, the quoted market price of equity securities, and volatility.
In all cases, when it is not possible to derive a valuation for a particular feature of an instrument, management uses judgement to determine the fair value of the particular feature. In exercising this judgement, a variety of tools are used including proxy observable data, historical data and extrapolation techniques.
Extrapolation techniques take into account behavioural characteristics of equity markets that have been observed over time, and for which there is a strong case to support an expectation of a continuing trend in the future. Estimates are calibrated to observable market prices when they become available.
Santander UK believes its valuation methods are appropriate and consistent with other market participants. Nevertheless, the use of different valuation methods or assumptions, including imprecision in estimating unobservable market inputs, to determine the fair value of certain financial instruments could result in different estimates of fair value at the reporting date and the amount of gain or loss recorded for a particular instrument. Most of the valuation models are not significantly subjective, because they can be tested and, if necessary, recalibrated by the internal calculation of and subsequent comparison to market prices of actively traded securities, where available.
c) Control framework
Fair values are subject to a control framework designed to ensure that they are either determined or validated by a function independent of the risk-taker. To this end, ultimate responsibility for the determination of fair values lies with the Risk Department. For all financial instruments where fair values are determined by reference to externally quoted prices or observable pricing inputs to models, independent price determination or verification is utilised. In inactive markets, direct observation of a traded price may not be possible. In these circumstances, Santander UK will source alternative market information to validate the financial instrument’s fair value, with greater weight given to information that is considered to be more relevant and reliable.
The factors that are considered in this regard include:
–The extent to which prices may be expected to represent genuine traded or tradeable prices
–The degree of similarity between financial instruments
–The degree of consistency between different sources
–The process followed by the pricing provider to derive the data
–The elapsed time between the date to which the market data relates and the balance sheet date
–The manner in which the data was sourced.
The source of pricing data is considered as part of the process that determines the classification of the level of a financial instrument. Consideration is given to the quality of the information available that provides the current mark-to-model valuation and estimates of how different these valuations could be on an actual trade, taking into consideration how active the market is. For spot assets that cannot be sold due to illiquidity, forward estimates are discounted to estimate a realisable value over time. Adjustments for illiquid positions are regularly reviewed to reflect changing market conditions.
For fair values determined using a valuation model, the control framework may include as applicable, independent development and / or validation of: (i) the logic within the models; (ii) the inputs to those models; and (iii) any adjustments required outside the models. Internal valuation models are validated independently within the Risk Department. A validation report is produced for each model-derived valuation that assesses the mathematical assumptions behind the model, the implementation of the model and its integration within the trading system.
d) Fair values of financial instruments carried at amortised cost
The following tables analyse the fair value of the financial instruments carried at amortised cost at 31 December 2025 and 2024, including their levels in the fair value hierarchy - Level 1, Level 2 and Level 3. Cash and balances at central banks, which consist of demand deposits with the Bank of England, together with cash in tills and ATMs, have been excluded from the table as the carrying amount is deemed an appropriate approximation of fair value.

										Group
				2025					2024
		Fair value			Carrying			Fair value		Carrying
	Level 1	Level 2	Level 3	Total	value	Level 1	Level 2	Level 3	Total	value
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Assets
Loans and advances to customers	—	—	203,426	203,426	202,609	—	—	198,376	198,376	199,408
Loans and advances to banks	—	1,048	—	1,048	1,048	—	1,032	—	1,032	1,032
Reverse repurchase agreements - non-trading	—	17,696	—	17,696	17,678	—	10,342	—	10,342	10,338
Other financial assets at amortised cost	3,747	—	—	3,747	3,987	3,190	—	—	3,190	3,408
	3,747	18,744	203,426	225,917	225,322	3,190	11,374	198,376	212,940	214,186
Liabilities
Deposits by customers	—	117	187,849	187,966	187,300	—	185	180,282	180,467	180,967
Deposits by banks	—	6,630	—	6,630	6,628	—	13,934	39	13,973	13,993
Repurchase agreements - non-trading	—	9,039	—	9,039	9,029	—	8,622	—	8,622	8,617
Debt securities in issue	25,874	14,618	1,421	41,913	41,388	21,173	12,910	1,771	35,854	35,673
Subordinated liabilities	1,065	1,161	187	2,413	2,032	1,129	10	1,622	2,761	2,385
	26,939	31,565	189,457	247,961	246,377	22,302	35,661	183,714	241,677	241,635
The carrying value above of any financial assets and liabilities that are designated as hedged items in a portfolio (or macro) fair value hedge relationship excludes gains and losses attributable to the hedged risk, as this is included as a separate line item on the balance sheet.
Valuation methodology for financial instruments carried at amortised cost
The valuation approach to specific categories of financial instruments is described below.
Assets:
Loans and advances to customers
The approach to estimating the fair value of loans and advances to customers has been determined by discounting expected cash flows to reflect either current market rates or credit spreads relevant to the specific industry of the borrower. The determination of their fair values is an area of considerable estimation and uncertainty as there is no observable market and values are significantly affected by customer behaviour.
i) Advances secured on residential property
The fair value of the mortgage portfolio is calculated by discounting contractual cash flows by different spreads for each LTV Band, after taking account of expected customer prepayment rates. The spread is based on new business interest rates derived from publicly available competitor market information.
ii) Corporate loans
The determination of the fair values of performing loans is calculated by discounting the contractual cash flows and also deducting other costs relating to expected credit losses, cost of capital, credit risk capital, operational risk capital, cost of funding and operating costs.
iii) Other loans
These consist of unsecured personal loans, credit cards, overdrafts and consumer (auto) finance. The weighted average lives of these portfolios are typically short and relate to relatively new business. For unsecured personal loans and consumer (auto) finance loans, a small surplus or deficit has been recognised based on the differential between existing portfolio margins and the current contractual interest rates.
Loans and advances to banks
These comprise secured loans, short-term placements with banks including collateral and unsettled financial transactions. The secured loans have been valued based on a discounted spread for the term of the loans using valuation technique A as described above. The carrying amount of the other items is deemed a reasonable approximation of their fair value, as the transactions are very short-term in duration.
Reverse repurchase agreements - non-trading
The fair value of the reverse repurchase agreements - non trading has been estimated using valuation technique A as described above, using a spread appropriate to the underlying collateral.
Other financial assets at amortised cost
These consist of asset-backed securities and debt securities. The asset-backed securities can be complex products and in some instances are valued with the assistance of an independent, specialist valuation firm. These fair values are determined using industry-standard valuation techniques, including discounted cash flow models. The inputs to these models used in these valuation techniques include quotes from market makers, prices of similar assets, adjustments for differences in credit spreads, and additional quantitative and qualitative research. The debt security investments consist of a portfolio of government debt securities. The fair value of this portfolio has been determined using quoted market prices.
Liabilities:
Deposits by customers
The majority of deposit liabilities are payable on demand and therefore can be deemed short-term in nature with the fair value equal to the carrying value. Certain of the deposit liabilities are at a fixed rate until maturity. The deficit/surplus of fair value over carrying value of these liabilities has been estimated by reference to the market rates available at the balance sheet date for similar deposit liabilities of similar maturities. The fair value of such deposit liabilities has been estimated using valuation technique A as described above.
Deposits by banks
The fair value of deposits by banks, including repos, has been estimated using valuation technique A as described above, discounted at the appropriate credit spread.
Repurchase agreements - non-trading
The fair value of the repurchase agreements - non trading has been estimated using valuation technique A as described above, discounted at a spread appropriate to the underlying collateral.
Debt securities in issue and subordinated liabilities
Where reliable prices are available, the fair value of debt securities in issue and subordinated liabilities has been calculated using quoted market prices. Where reliable prices are not available, internal models have been used to determine fair values, which take into account, among other things, contract terms and observable market data, which include such factors as interest rates, credit risk and exchange rates. In all cases, when it is not possible to derive a valuation for a particular feature of an instrument, management uses judgement to determine the fair value of the particular feature. In exercising this judgement, a variety of tools are used including proxy observable data.
e) Fair values of financial instruments measured at fair value
The following tables summarise the fair values of the financial assets and liabilities accounted for at fair value at 31 December 2025 and 31 December 2024, analysed by their levels in the fair value hierarchy - Level 1, Level 2 and Level 3.

										Group
		2025				2024
		Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total	Valuation
		£m	£m	£m	£m	£m	£m	£m	£m	technique
Assets
Derivative financial instruments	Exchange rate contracts	—	671	—	671	—	978	—	978	A
	Interest rate contracts	—	1,078	—	1,078	—	1,675	—	1,675	A & C
	Inflation rate contracts	—	85	—	85	—	70	—	70	A
	Equity and credit contracts	—	64	30	94	—	89	35	124	B & D
	Netting	—	(1,058)	—	(1,058)	—	(1,643)	—	(1,643)
		—	840	30	870	—	1,169	35	1,204
Other financial assets at FVTPL	Loans and advances to customers	—	—	40	40	—	—	44	44	A
	Debt securities and other debt instruments	—	—	24	24	—	56	36	92	A, B & D
		—	—	64	64	—	56	80	136
Financial assets at FVOCI	Debt securities	5,017	199	—	5,216	8,805	201	34	9,040	D
		5,017	199	—	5,216	8,805	201	34	9,040
Total assets at fair value		5,017	1,039	94	6,150	8,805	1,426	149	10,380

Liabilities
Derivative financial instruments	Exchange rate contracts	—	512	—	512	—	430	—	430	A
	Interest rate contracts	—	1,182	—	1,182	—	1,894	—	1,894	A & C
	Inflation rate contracts	—	30	—	30	—	—	—	—	A
	Equity and credit contracts	—	8	13	21	—	7	14	21	B & D
	Netting	—	(1,058)	—	(1,058)	—	(1,643)	—	(1,643)
		—	674	13	687	—	688	14	702
Other financial liabilities at FVTPL	Debt securities in issue	—	331	—	331	—	355	—	355	A
	Structured deposits	—	824	—	824	—	605	—	605	A
	Zero Amortising Guaranteed Notes	—	95	—	95	—	95	—	95	D
		—	1,250	—	1,250	—	1,055	—	1,055
Total liabilities at fair value		—	1,924	13	1,937	—	1,743	14	1,757
Transfers between levels 1 and 2 of the fair value hierarchy
In 2025 and 2024, there were no significant transfers of financial instruments between levels 1 and 2 of the fair value hierarchy.
f) Fair value adjustments
The internal models incorporate assumptions that Santander UK believes would be made by a market participant to establish fair value. Fair value adjustments are adopted when Santander UK considers that there are additional factors that would be considered by a market participant that are not incorporated in the valuation model.
Santander UK classifies fair value adjustments as either ‘risk-related’ or ‘model-related’. The fair value adjustments form part of the portfolio fair value and are included in the balance sheet values of the product types to which they have been applied.
The fair value adjustments are set out in the following table:

Group
	2025	2024
	£m	£m
Risk-related:
- Bid-offer and trade specific adjustments	9	6
- Uncertainty	4	4
- Credit risk adjustment	1	1
- Funding fair value adjustment	1	—
	15	11
Risk-related adjustments
Risk-related adjustments are driven, in part, by the magnitude of Santander UK’s market or credit risk exposure, and by external market factors, such as the size of market spreads.
(i) Bid-offer and trade specific adjustments
Portfolios are marked at bid or offer, as appropriate. Valuation models will typically generate mid-market values. The bid-offer adjustment reflects the cost that would be incurred if substantially all residual net portfolio market risks were closed using available hedging instruments or by disposing of or unwinding the position. For debt securities, the bid-offer spread is based on a market price at an individual security level. For other products, the major risk types are identified. For each risk type, the net portfolio risks are first classified into buckets, and then a bid-offer spread is applied to each risk bucket based upon the market bid-offer spread for the relevant hedging instrument.
(ii) Uncertainty
Certain model inputs may be less readily determinable from market data, and/or the choice of model itself may be more subjective. In these circumstances, a range of possible values exists that the financial instrument or market parameter may assume, and an adjustment may be needed to reflect the likelihood that in estimating the fair value of the financial instrument, market participants would adopt more conservative values for uncertain parameters and/or model assumptions than those used in the valuation model.
(iii) Credit risk adjustment
Credit risk adjustments comprise credit and debit valuation adjustments. The credit valuation adjustment (CVA) is an adjustment to the valuation of OTC derivative contracts to reflect within fair value the possibility that the counterparty may default, and Santander UK may not receive the full market value of the transactions.
The debit valuation adjustment (DVA) is an adjustment to the valuation of the OTC derivative contracts to reflect within the fair value the possibility that Santander
UK may default, and that Santander UK may not pay full market value of the transactions.
Santander UK calculates a separate CVA and DVA for each Santander UK legal entity, and within each entity for each counterparty to which the entity has exposure. Santander UK calculates the CVA by applying the probability of default of the counterparty to the expected positive exposure to the counterparty, and multiplying the result by the loss expected in the event of default i.e. LGD. Conversely, Santander UK calculates the DVA by applying the PD of the Santander UK group, to the expected positive exposure of the counterparty to Santander UK and multiplying the result by the LGD. Both calculations are performed over the life of the potential exposure.
For most products Santander UK uses a simulation methodology to calculate the expected positive exposure to a counterparty. This incorporates a range of potential exposures across the portfolio of transactions with the counterparty over the life of the portfolio. The simulation methodology includes credit mitigants such as counterparty netting agreements and collateral agreements with the counterparty.
(iv) Funding fair value adjustment (FFVA)
The FFVA is an adjustment to the valuation of OTC derivative positions to include the net cost of funding uncollateralised derivative positions. This is calculated by applying a suitable funding cost to the expected future funding exposure of any uncollateralised component of the OTC derivative portfolio.
Day One profit adjustments
Day One profit adjustments are adopted where the fair value estimated by a valuation model is based on one or more significant unobservable inputs. Day One profit adjustments are calculated and reported on a portfolio basis.
The timing of recognition of deferred Day One profit and loss is determined individually. It is deferred until either the instrument’s fair value can be determined using market observable inputs or is realised through settlement. The financial instrument is subsequently measured at fair value, adjusted for the deferred Day
One profit and loss. Subsequent changes in fair value are recognised immediately in the Income Statement without immediate reversal of deferred Day One profits and losses.
g) Internal models based on information other than market data (Level 3)
The table below provides an analysis of financial instruments valued using internal models based on information other than market data together with further details on the valuation techniques used for each type of instrument. Each instrument is initially valued at transaction price:

					Group
			Balance sheet value		Fair value movements recognised in profit/(loss)

			2025	2024	2025	2024	2023
Balance sheet line item	Category	Financial instrument product type	£m	£m	£m	£m	£m
1. Derivative assets	Equity and credit contracts	Reversionary property interests	30	35	1	6	12
2. FVTPL assets	Loans and advances to customers	Roll-up mortgage portfolio	20	22	(1)	(1)	(2)
3. FVTPL assets	Loans and advances to customers	Other loans	20	22	2	—	4
4. FVTPL assets	Debt securities	Reversionary property securities	24	36	—	2	(3)
5. FVOCI assets	Debt Instruments	Other securities	—	34	—	—	—
			94	149	2	7	11
Other Level 3 assets			—	—	—	—	(1)
Other Level 3 liabilities			(13)	(14)	1	(5)	(2)
Total net assets			81	135
Total income/(expense)					3	2	8
Valuation techniques
1. Derivative assets – Equity and credit contracts
These are valued using a probability weighted set of HPI forward prices, which are assumed to be a reasonable representation of the increase in value of the
Santander UK group’s reversionary interest portfolio underlying the derivatives. The probability used reflects the likelihood of the homeowner vacating the property and is calculated from mortality rates and acceleration rates which are a function of age and gender, obtained from the relevant mortality tables. Indexing is felt to be appropriate due to the size and geographical dispersion of the reversionary interest portfolio. These are determined using HPI Spot Rates adjusted to reflect estimated forward growth. Non-seasonally adjusted (NSA) national and regional HPI are used in the valuation model to avoid any subjective judgement in the adjustment process, which is made by Markit, which publishes the Halifax House Price Index.
The inputs used to determine the value of the reversionary property derivatives are HPI spot, HPI forward growth and mortality rates. The principal pricing parameter is HPI forward growth.
2. FVTPL assets – Loans and advances to customers – roll-up mortgage portfolio
These represent roll-up mortgages (sometimes referred to as lifetime mortgages), which are an equity release scheme under which a property owner takes out a loan secured against their home. The owner does not have to make any interest payments during their lifetime in which case the fixed interest payments are rolled up into the mortgage. The loan or mortgage (capital and rolled-up interest) is repaid upon the owner’s vacation of the property, and the value of the loan is only repaid from the value of the property. This is known as a ‘no negative equity guarantee’. Santander UK suffers a loss if the sale proceeds from the property are insufficient to repay the loan, as it is unable to pursue the homeowner’s estate or beneficiaries for the shortfall.
The value of the mortgage ‘rolls up’ or accretes until the owner vacates the property. In order to value the roll-up mortgages, Santander UK uses a probability-
weighted set of European option prices (puts) determined using the Black-Scholes model, in which the ‘no negative equity guarantee’ are valued as short put options. The probability weighting applied is calculated from mortality rates and acceleration rates as a function of age and gender, taken from mortality tables.
The inputs used to determine the value of these instruments are HPI spot, HPI forward growth, HPI volatility, mortality rates and repayment rates. The principal pricing parameter is HPI forward growth. The HPI forward growth rate used is unobservable and is the same as used in the valuation of Instrument 1 above. The other parameters do not have a significant effect on the value of the instruments.
3. FVTPL assets – Loans and advances to customers – other loans
These relate to loans to transport and education companies. The fair value of these loans is estimated using the ‘present value’ model based on a credit curve derived from current market spreads. Loan specific credit data is unobservable, so a proxy population is applied based on industry sector and credit rating.
4. FVTPL assets – Debt securities
These consist of reversionary property securities and are an equity release scheme, where the property owner receives an upfront lump sum in return for paying a fixed percentage of the sales proceeds of the property when the owner vacates the property. These reversionary property securities are valued using a probability-
weighted set of HPI forward prices which are assumed to be a reasonable representation of the increase in value of Santander UK’s reversionary interest portfolio underlying the derivatives. The probability weighting used reflects the probability of the homeowner vacating the property through death or moving into care and is calculated from mortality rates and acceleration factors which are a function of age and gender, obtained from the relevant mortality table.
The inputs used to determine the value of these instruments are HPI spot, HPI forward growth and mortality rates. The principal pricing parameter is HPI forward growth. Discussion of the HPI spot rate, HPI forward growth rate and mortality rates for this financial instrument is the same as Instrument 1 above. An adjustment is also made to reflect the specific property risk. Specific property risk is from the difference between the specific properties in the portfolio, and the average price as expressed in the regionally weighted house price index.
5. FVOCI assets – Debt instruments
These consist of asset-back securities where third-party prices are not available or reliable. The fair value is estimated using market standard cash flow models with input parameter assumptions which include prepayment speeds, default rates, discount margins derived from comparable securities with similar vintage, collateral type, and credit ratings.
Reconciliation of fair value measurement in Level 3 of the fair value hierarchy
The following table sets out the movements in Level 3 financial instruments in 2025 and 2024:

					Group
	Assets				Liabilities
	Derivatives	Other financial assets at FVTPL	Financial assets at FVOCI	Total	Derivatives	Total
	£m	£m	£m	£m	£m	£m
At 1 January 2025	35	80	34	149	(14)	(14)
Total gains/(losses) recognised:
Fair value movements[1]	1	1	—	2	1	1
Transfers out	—	—	(32)	(32)	—	—
Settlements	(6)	(17)	(2)	(25)	—	—
At 31 December 2025	30	64	—	94	(13)	(13)

Gains recognised in profit or loss/other comprehensive income relating to assets and liabilities held at the end of the year[1]	1	1	—	2	1	1

At 1 January 2024	36	95	—	131	(10)	(10)
Total gains/(losses) recognised:
Fair value movements[1]	6	1	—	7	(5)	(5)
Purchases	—	—	34	34	—	—
Settlements	(7)	(16)	—	(23)	1	1
At 31 December 2024	35	80	34	149	(14)	(14)

Gains/(losses) recognised in profit or loss/other comprehensive income relating to assets and liabilities held at the end of the year[1]	6	1	—	7	(5)	(5)
1Fair value movements relating to derivatives and other financial assets at FVTPL are recognised in other operating income in the income statement.
Effect of changes in significant unobservable assumptions to reasonably possible alternatives (Level 3)
As discussed above, the fair value of financial instruments are, in certain circumstances, measured using valuation techniques that incorporate assumptions that are not evidenced by prices from observable current market transactions in the same instrument and are not based on observable market data and, as such require the application of a degree of judgement. Changing one or more of the inputs to the valuation models to reasonably possible alternative assumptions would change the fair values significantly. The following table shows the sensitivity of these fair values to reasonably possible alternative assumptions.
Favourable and unfavourable changes are determined on the basis of changes in the value of the instrument as a result of varying the levels of the unobservable input as described in the table below. The potential effects do not take into effect any hedged positions.
h) Maturities of financial liabilities and off-balance sheet commitments
The table below analyses the maturities of the undiscounted cash flows relating to financial liabilities and off-balance sheet commitments of Santander UK based on the remaining period to the contractual maturity date at the balance sheet date. Deposits by customers largely consist of retail deposits. This table is not intended to show the liquidity of Santander UK.

						Group
	On demand	Not later than 3 months	Later than 3 months and not later than 1 year	Later than 1 year and not later than 5 years	Later than 5 years	Total
2025	£m	£m	£m	£m	£m	£m
Financial liabilities
Derivative financial instruments	—	77	104	452	134	767
Other financial liabilities at fair value through profit or loss	—	172	114	707	438	1,431
Deposits by customers	177,747	4,072	2,818	2,612	238	187,487
Deposits by banks	696	726	969	3,299	1,668	7,358
Repurchase agreements – non trading	—	6,584	2,524	—	—	9,108
Debt securities in issue	—	6,677	3,166	27,747	11,462	49,052
Subordinated liabilities	—	33	98	621	2,623	3,375
Lease liabilities	—	—	21	46	14	81
Total financial liabilities	178,443	18,341	9,814	35,484	16,577	258,659
Off-balance sheet commitments given	3,757	22,766	1,330	7,602	3,366	38,821

2024
Financial liabilities
Derivative financial instruments	—	165	136	317	173	791
Other financial liabilities at fair value through profit or loss	10	3	135	556	524	1,228
Deposits by customers	169,285	3,487	4,004	4,451	355	181,582
Deposits by banks	1,352	1,561	7,618	4,459	—	14,990
Repurchase agreements – non trading	—	7,894	762	—	—	8,656
Debt securities in issue	—	5,907	1,959	26,332	7,761	41,959
Subordinated liabilities	—	27	628	332	1,895	2,882
Lease liabilities	—	—	28	58	17	103
Total financial liabilities	170,647	19,044	15,270	36,505	10,725	252,191
Off-balance sheet commitments given	4,007	19,088	916	8,391	3,247	35,649
As the above table is based on contractual maturities, no account is taken of call features related to subordinated liabilities. In addition, the repayment terms of debt securities may be accelerated in line with relevant covenants. Further, no account is taken of the possible early repayment of Santander UK’s mortgage-
backed non-recourse finance which is redeemed by Santander UK as funds become available from redemptions of the residential mortgages. Santander UK has no control over the timing and amount of redemptions of residential mortgages.